Accounting Policies, by Policy (Policies)	12 Months Ended
Jul. 03, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

Reverse Recapitalization:    On December 15, 2021, (the “Closing Date”), the Company consummated the previously announced Business Combination pursuant to the Business Combination Agreement (“BCA”) t dated as of July 1, 2021, by and among Bowlero Corp. prior to the Closing Date (“Old Bowlero”) and Isos Acquisition Corporation (“Isos”).

Notwithstanding the legal form of the Business Combination pursuant to the BCA, the Business Combination is accounted for as a reverse recapitalization. Under this method of accounting, Isos is treated as the acquired company and Old Bowlero is treated as the acquirer for accounting and financial statement reporting purposes.

Old Bowlero has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•        Old Bowlero’s existing stockholders have the greatest voting interest in the Company;

•        Old Bowlero’s existing stockholders have the ability to control decisions regarding election and removal of directors and officers of the Company;

•        Old Bowlero comprises the ongoing operations of the Company;

•        Old Bowlero’s relevant measures, such as assets, revenues, cash flows and earnings, are higher than Isos’; and

•        Old Bowlero’s existing senior management is the senior management of the Company.

As a result of Old Bowlero being the accounting acquirer, the financial reports filed with the Securities and Exchange Commission (“SEC”) by the Company subsequent to the Business Combination are prepared as if Old Bowlero is the predecessor and legal successor to the Company. The historical operations of Old Bowlero are deemed to be those of the Company. Thus, the financial statements included in this prospectus reflect (i) the historical operating results of Old Bowlero prior to the Business Combination, (ii) the combined results of the Old Bowlero and Isos following the Business Combination on December 15, 2021, (iii) the assets and liabilities of Old Bowlero at their historical cost and (iv) the Company’s post-merger equity structure for all periods presented. The recapitalization of the number of shares of common stock and preferred stock attributable to the purchase of Bowlero Corp. in connection with the Business Combination is reflected retroactively to the earliest period presented and is utilized for calculating earnings per share in all prior periods presented. No step-up basis of intangible assets or goodwill was recorded in the Business Combination transaction consistent with the treatment of the transaction as a reverse recapitalization of Isos.

In connection with the Business Combination, Isos changed its name to Bowlero Corp. The Company’s Class A common stock became listed on the NYSE under the symbol BOWL and warrants to purchase the Class A common stock became listed on the NYSE under the symbol BOWL.WS in lieu of the Isos ordinary shares and Isos’s warrants, respectively. Isos’ units automatically separated into the Isos ordinary shares and Isos’ warrants and ceased trading separately on the NYSE following the Closing Date. Prior to the Business Combination, Isos neither engaged in any operations nor generated any revenue. Until the Business Combination, based on Isos’ business activities, it was a shell company as defined under the Exchange Act.

The consolidated assets, liabilities and results of operations prior to the reverse recapitalization are those of the Company, thus the shares and corresponding capital amounts and losses per share, prior to the reverse recapitalization, have been retroactively restated based on shares reflecting the exchange ratio of 24.841 established in the BCA.

Principles of Consolidation

Principles of Consolidation:    The consolidated financial statements and related notes include the accounts of Bowlero Corp. and the subsidiaries it controls. Control is determined based on ownership rights or, when applicable, based on whether the Company is considered to be the primary beneficiary of a variable interest entity. The Company’s interest in 20% to 50% owned companies that are not controlled are accounted for using the equity method, unless the Company does not sufficiently influence the management of the investee. All significant intercompany balances and transactions have been eliminated in consolidation.

Fiscal Year

Fiscal Year:    The Company reports on a fiscal year ending on the Sunday closest to June 30th with each quarter generally comprising thirteen weeks. Fiscal year 2022 contained fifty-three weeks and ended on July 3, 2022, and the 53rd week fell within the fourth quarter. Fiscal year 2021 contained fifty-two weeks each and ended on June 27, 2021.

Reclassification

Reclassification:    Certain prior year amounts have been reclassified for consistency with the current year presentation. Internal use software as of June 27, 2021 has been reclassified on the consolidated balance sheet and in Note 5 — Property and Equipment to conform to current period presentation. Investment in joint venture as of June 27, 2021 has been reclassified to other assets on the consolidated balance sheet. In our Consolidated Statement of Operations, we began combining income from joint venture, management fee income and other operating expense, into one line item as other operating expense to simplify our reporting presentation. The reclassification had no impact on total operating costs, earnings from operations, net earnings, earnings per share or total equity.

Use of Estimates

Use of Estimates:    The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the balance sheets, statement of operations and accompanying notes. Significant estimates made by management include, but are not limited to, cash flow projections; the fair value of assets and liabilities in acquisitions; derivatives with hedge accounting; stock based compensation; depreciation and impairment of long-lived assets; carrying amount and recoverability analyses of property and equipment, assets held for sale, goodwill and other intangible assets; valuation of deferred tax assets and liabilities and income tax uncertainties; and reserves for litigation, claims and self-insurance costs. Significant assumptions also include the Company’s position that the COVID-19 pandemic is temporary. Actual results could differ from those estimates.

Fair-value Estimates

Fair-value Estimates:    We have various financial instruments included in our financial statements. Financial instruments are carried in our financial statements at either cost or fair value. We estimate fair value of assets using the following hierarchy using the highest level possible:

Level 1:	Quoted prices in active markets that are accessible at the measurement date for identical assets and liabilities.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but are corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available.

Cash and Cash Equivalents

Cash and Cash Equivalents:    The Company considers all highly liquid investments with a maturity date of three months or less when purchased to be cash equivalents. The Company had cash equivalents of $88,067 and $86,003 at July 3, 2022 and June 27, 2021, respectively. The Company accepts a range of debit and credit cards, and these transactions are generally transmitted to a bank for reimbursement within 24 hours. The payments due from the banks for these debit and credit card transactions are generally received, or settled, within 24 to 48 hours of the transmission date. The Company considers all debit and credit card transactions that settle in less than seven days to be cash equivalents. Amounts due from the banks for these transactions classified as cash equivalents totaled $8,688 and $8,534 at July 3, 2022 and June 27, 2021, respectively.

Accounts Receivable

Accounts Receivable:    The Company records accounts receivable at the invoiced amount. Accounts receivable do not bear interest unless specified in a formal agreement. An allowance for doubtful accounts is provided based on management’s best estimate of the amount of probable credit losses in the existing accounts receivable. The Company determines the allowance based on a number of factors, including historical write-off experience and its knowledge of specific customer accounts. Past-due balances meeting specific criteria are reviewed individually for collectability. The Company reviews all other balances on a pooled basis. Accounts are written off once collection efforts have been exhausted and the potential for recovery is considered remote. Actual uncollectable accounts could exceed the Company’s estimates, and changes to estimates are accounted for in the period of change. The Company does not have any off-balance sheet credit exposures to its customers.

Inventories	Inventories: Inventory, which includes operational items such as food and beverages, is valued at the lower of cost or market, with cost determined using an average cost method.
Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets:    Prepaid expenses consists primarily of payments made for goods and services to be received in the near future. Prepaid expenses consists of prepaid rents, sales tax, insurance premiums, deposits, and other costs. Other current assets of $676 and $980 at July 3, 2022 and June 27, 2021, respectively, are included with prepaid expenses on our consolidated balance sheets.

Property and Equipment

Property and Equipment:    Property and equipment are recorded at cost. Depreciation is calculated principally on the straight-line method based on the estimated useful lives of individual assets or classes of assets.

Leasehold improvements are recorded at cost. Amortization of leasehold improvements is calculated principally on the straight-line method over the lesser of the estimated useful life of the leasehold improvement or the lease term. Renewal periods are included in the lease term when the renewal is determined to be reasonably assured.

Internal costs, including compensation and employee benefits for employees directly associated with capital projects, are capitalized and amortized over the estimated useful life of the asset.

Estimated useful lives of property and equipment are as follows:

Buildings and improvements	2 – 39 years
Leasehold improvements	lesser of asset’s useful life or lease term (1 month – 20 years)
Equipment, furniture, and fixtures	2 – 15 years

Expenditures for routine maintenance and repairs that do not improve or extend the life of an asset are expensed as incurred. Improvements are capitalized and amortized over the lesser of the remaining life of the asset or, if applicable, the lease term. Upon retirement or sale of an asset, its cost and related accumulated depreciation are removed from property and equipment and any gain or loss is recognized.

The Company’s policy is to capitalize interest cost incurred on debt during the construction of major projects. Interest costs are capitalizable for all assets that require a period of time to get them ready for their intended use (an acquisition period). The amount capitalized in an accounting period is determined by applying the capitalization rate to the accumulated expenditures for the asset during the period. The capitalization rate used is based on the rates applicable to borrowings outstanding during the acquisition period.

Leases

Leases:    For operating leases, we recognize rent expense straight-line over the lease term, including rent-free periods. To offset the costs of leasehold improvements, some leases also provide allowances in the form of cash, or credits against monetary obligations payable by us within the lease. All lease incentives are recorded as a liability and amortized over the term of the lease. Where applicable, we recognize contingent rent expense when total gross sales exceed specific thresholds, and we accrue for contingent rent expense when probable those thresholds will be met. Future payments for contingent rent and other costs such maintenance, insurance, taxes and other expenses are excluded from minimum lease payments. For capital leases, we record interest expense on the obligation and amortize the asset over the lease term. We record a capital lease liability equal to the present value of the minimum lease payments over the lease term discounted using the incremental borrowing rate for that lease. We calculate the current portion of our capital lease obligation as the total payments that are due in the next 12 months that are attributed to principal payments in the capital lease obligation amortization schedule.

Tenant Improvement Incentives — The Company has leasehold improvement allowances of $14,254 and $15,100 as of July 3, 2022 and June 27, 2021, respectively, from landlords recorded as liabilities in other current liabilities and other long-term liabilities and amortized as a reduction of rent expense over the life of the lease.

Internal Use Software

Internal Use Software:    We capitalize qualifying software costs incurred during the “application development stage” when the preliminary project stage has been completed, management has authorized the project, and it is probable that the project will be completed. The estimated useful life of internal-use software is between three and five years.

Costs related to the development or purchase of internal-use software are capitalized and depreciated over the estimated useful life of the software. Costs that are capitalized include external direct costs of materials and services to develop or obtain the software, interest, and internal costs, including compensation and employee benefits for employees directly associated with a software development project. As of July 3, 2022 and June 27, 2021, the Company has recognized internal use software, net of amortization, of $11,423 and $9,062, respectively. Amortization expense was $3,298 and $2,400 for the fiscal years 2022 and 2021, respectively.

Goodwill and Intangible Assets

Goodwill and Intangible Assets:    Goodwill is recognized for the excess of the purchase price over the fair value of assets acquired and liabilities assumed of businesses acquired.

Indefinite-lived intangible assets include liquor licenses and the Bowlero and Professional Bowlers Association trade names. The cost of purchasing liquor licenses in quota controlled states are capitalized as indefinite lived intangible assets. Because the number of liquor licenses in a quota controlled state are based on the population count, the values ascribed to these liquor licenses are primarily dependent on the supply and demand in the particular jurisdictions in which they are issued. Liquor licenses are an intangible asset which are not assigned a useful life and not amortized. Bowlero is the corporate name of the Company and the brand name associated with many of the Company’s bowling centers. Professional Bowlers Association is the brand name of the entity owned by the Company associated with the main sanctioning body for ten-pin bowling. The fair value of the trade names stems from the customer appeal and revenue streams derived from these brands.

Finite-lived intangible assets primarily include AMF and other acquired trade names, customer relationships and management contracts, which have remaining useful lives ranging from 1 to 9 years. Finite-lived intangible assets are amortized based on the pattern in which the economic benefits are used or on a straight-line basis.

Favorable and Unfavorable leases

Favorable and Unfavorable leases:    Favorable and unfavorable leases are included in other assets and other long-term liabilities, respectively, and are amortized on a straight-line basis, over remaining lease terms, which range from 1 to 36 years.

Impairment of Goodwill, Intangible and Long-Lived Assets

Impairment of Goodwill, Intangible and Long-Lived Assets:    Goodwill is tested at least annually for impairment at the reporting unit level. The Company has determined it has one reporting unit, operating a bowling entertainment business.

We perform our annual impairment testing on the first day of our fiscal fourth quarter of each year. When evaluating goodwill and tradenames for impairment, the Company first performs a qualitative assessment to determine whether it is more likely than not that its reporting unit or tradenames are impaired. For fiscal 2021, the Company performed a quantitative assessment of goodwill using the income approach due to the economic impact of the COVID-19 pandemic with the temporary closure of our centers. For fiscal 2022, the Company performed a qualitative assessment of goodwill and concluded it was not more likely than not that the fair value of the reporting unit was less than its carrying value. There were no impairment charges for goodwill or indefinite-lived intangible assets, excluding liquor licenses, recorded in fiscal years 2022 or 2021.

For long-lived assets (such as property and equipment and other definite-lived intangibles), an impairment is indicated whenever events or changes in circumstances indicate that the asset or asset group’s carrying value may not be recoverable. An asset group may not be recoverable if the total estimated undiscounted cash flows associated with the use and eventual disposition of the asset group is less than its carrying value. If the asset group isn’t recoverable and the fair value is less than its carrying value, then an impairment exists and an adjustment is made to write down the asset to its fair value. The Company recognized impairment charges of $1,548 and $386 in fiscal years 2022 and 2021, respectively. The impairment charges in fiscal years 2022 and 2021 relate to long-lived assets and liquor licenses. We estimated the fair value of these assets utilizing either an income approach that projects the total cash flows from use and eventual disposition of the asset group discounted using a risk adjusted discount rate, or a market based approach using orderly liquidation values or broker quotes for sale of similar properties.

Derivatives

Derivatives:    We are exposed to interest rate risk. To manage these risks, we entered into interest rate swap derivative transactions to manage the interest rate risk associated with a portion of our outstanding debt. The interest rate swaps were designated for accounting purposes as cash flow hedges of forecasted floating interest payments on variable rate debt. The Company’s interest rate swaps expired on June 30, 2022.

For financial derivative instruments that are designated as a cash flow hedge for accounting purposes, the effective portion of the gain or loss on the financial derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the forecasted transaction, and in the same period or periods during which the forecasted transaction affects earnings. Gains and losses on the financial derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

We have entered into interest rate swap agreements that effectively modified our exposure to interest rate risk by converting a portion of our interest payments on floating rate debt to a fixed rate basis, thus reducing the impact of interest rate changes on future interest expense. These agreements typically involved the receipt of floating rate amounts in exchange for fixed interest rate payments over the life of the agreements without an exchange of the underlying principal amount. See Note 9 — Debt for more information.

Self-Insurance Programs

Self-Insurance Programs:    The Company is self-insured for a portion of its general liability, workers’ compensation and certain health care exposures. We also purchase stop-loss insurance coverage through third-party insurers. The undiscounted costs of these self-insurance programs are accrued based upon estimates of settlements and costs for known and anticipated claims. For claims that exceed the deductible amount, the Company records a receivable representing expected recoveries pursuant to the stop-loss coverage and a corresponding gross liability for its legal obligation to the claimant, since the Company is not legally relieved of our obligation to the claimant. The Company recorded gross estimated liabilities of $15,797 and $17,363 at July 3, 2022 and June 27, 2021, respectively, to cover known general liability, health and workers’ compensation claims, and the estimate of claims incurred but not reported. Corresponding stop-loss receivables for expected recoveries of self-insured claims in the amounts of $4,414 and $4,780 were recorded at July 3, 2022 and June 27, 2021, respectively.

The short-term portion of the self-insurance liabilities is included in accrued expenses in the accompanying consolidated balance sheets. The long-term portion is included in other long-term liabilities in the accompanying consolidated balance sheets. The stop-loss receivable is included in other assets.

Income Taxes

Income Taxes:    The Company utilizes the asset and liability approach in accounting for income taxes. We recognize income taxes in each of the jurisdictions in which we have a presence. For each jurisdiction, we estimate the actual amount of income taxes currently payable or receivable, as well as deferred income tax assets and liabilities. Deferred tax assets and liabilities are recorded to recognize the expected future tax benefits or costs of events that have been, or will be, reported in different years for financial statement purposes than tax purposes. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which these items are expected to reverse. We review our deferred tax assets to determine if it is more-likely-than-not that they will be realized. If we determine it is not more-likely-than-not that a deferred tax asset will be realized, we record a valuation allowance to reverse the previously recognized tax benefit.

The Company recognizes tax benefits related to uncertain tax positions if we believe it is more likely than not the benefit will be realized. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which a change in judgment occurs.

Interest and penalties were $3 in fiscal year 2022 and $36 in fiscal year 2021. The U.S. federal, and in general, state returns are open to examination for the fiscal year ended June 30, 2019 and thereafter. The net operating loss carryforward from fiscal year ended July 3, 2005 is also open to examination.

Revenue Recognition

Revenue Recognition:    The following table presents the Company’s revenue disaggregated by major revenue categories:

	Fiscal Year Ended
	July 3, 2022	% of revenues	June 27, 2021	% of revenues
Major revenue categories:
Bowling	$452,349	51%	$203,730	52%
Food and beverage	321,441	35%	128,393	32%
Amusement	118,940	13%	48,414	12%
Media	18,975	2%	14,697	4%
Total revenues	$911,705	100%	$395,234	100%

Bowling revenue

Bowling revenue — The Company recognizes revenue for providing bowling services to customers in exchange for consideration that is recognized as revenue on the day that the services are performed. Any prepayments for bowling revenue are recognized as deferred revenue and recognized when earned.

Food and beverage revenue	Food and beverage revenue — Sales of food and beverages at our bowling centers are recognized at a point-in-time.
Amusement revenue	Amusement revenue — Amusement revenue includes amounts earned through arcades and other games. Similar to bowling and food and beverage revenue, almost all of our revenue is earned at a point-in-time.
Media revenue

Media revenue — The Company earns media revenue from sanctioning official PBA tournaments and licensing media content to our customers, which include television networks and multi-year contracts. The Company considers each tournament as a separate performance obligation because each tournament’s pricing is negotiated separately and represents its stand-alone selling price based on the terms of the contract and the relative nature of the services provided. Media revenue is generated through producing and licensing distribution rights to customers, which is recognized at the point-in-time the Company produces and delivers programming for a respective tournament. Tournament revenue includes sponsorships, entry and host fees. Fees received for sponsorships and tournaments are recognized as deferred revenue until the respective tournament occurs, at which point, the Company recognizes those fees as revenue.

The Company sells gift and game cards that do not expire. Gift and game card revenue is recognized as gift and game cards or game-play tokens are redeemed by customers. The Company accrues unearned revenue as a liability for the unredeemed tickets that may be redeemed or used in the future. Gift and game card sales are recorded as an unearned gift and game card revenue liability when sold. Unearned gift and game card revenue or deferred revenue is reported in accrued expenses in the consolidated balance sheets and is disclosed in Note 8 — Accrued Expenses.

The Company also has a loyalty program called the Most Valuable Bowler (MVB) program. MVB participants earn rewards in the form of coupons or points based on their cumulative spend with an expiration date. The loyalty program creates material rights, which are valued as separate performance obligations and deferred until use or expiration. The deferred portion is included in deferred revenue and is not material to the financial statements.

From time to time, the Company offers discount vouchers through outside vendors. Revenue for these vouchers is recognized as revenue when the voucher is redeemed by the guest or as breakage on a pro-rated basis based on historical redemption patterns. Revenue is recognized for the gross amount paid by customers for purchased vouchers. The fee paid to the outside vendors, in the form of the discount, is recognized in cost of revenues. We recognize this revenue on a gross basis, as we are responsible for providing the service desired by the customer.

Taxes collected from customers and remitted to government authorities are excluded from revenue in the consolidated statement of operations. The remittance obligation is included in accrued liabilities until the taxes are sent to the appropriate taxing authorities.

Costs of Revenues

Costs of Revenues:    The Company’s costs of revenues all relate to center operations and are comprised primarily of fixed costs that are not variable or less variable with changes in revenues, and include depreciation, amortization, property taxes, supplies, insurance, fixed rent, and utilities. Variable costs included within costs of revenues primarily comprise labor, food and beverage costs, supplies, prize funds, variable rent, tournament production expenses and amusement costs.

Selling, General and Administrative Expenses (“SG&A”)

Selling, General and Administrative Expenses (“SG&A”):    SG&A expenses are comprised primarily of employee costs, media and promotional expenses, and depreciation and amortization (excluding those related to our center operations), and other miscellaneous expenses. A portion of SG&A costs are not variable in nature and do not fluctuate significantly with changes in revenue, and include such expenses as depreciation, amortization and certain compensation.

Other Operating Expenses

Other Operating Expenses:    Other operating expenses comprise various costs primarily driven by professional fees and transactional related expenses associated with business acquisitions, and foreign currency gains/losses.

Pre-Opening Costs

Pre-Opening Costs:    Pre-opening costs are expensed as incurred, and primarily consist of labor, rent, occupancy costs, travel, marketing expenses and other miscellaneous expenses incurred prior to the opening of a new center.

Share-Based Compensation

Share-Based Compensation:    Stock based compensation is recorded based on the grant-date fair value. Bowlero Corp. recognizes share-based compensation on a straight-line basis or based on a graded vesting schedule over the requisite service period for time-based awards and recognizes the cost for performance-based awards upon meeting performance targets. The Company does not recognize the effect of forfeitures until they occur. All compensation expense for an award is recognized by the time it becomes fully vested. Stock based compensation is recorded in cost of revenues and selling, general and administrative expenses in the consolidated statement of operations based on the employees’ respective functions. The Company records deferred tax assets for awards that may result in deductions on the Company’s income tax returns, based on the amount of compensation cost recognized and the Company’s statutory tax rate in the jurisdiction in which it will receive a deduction.

We use the Black-Scholes-Merton option pricing model to calculate the fair value of stock options. This option valuation model requires the use of subjective assumptions, including the estimated fair value of the underlying common stock, the expected stock price volatility, and the expected term of the option.

•        Fair value of common stock — During the periods in which the Company was privately held, there was no public market for our stock. The fair value of the Company’s equity was approved by the Company’s Board of Directors using a third-party valuation specialist and factors it believed were material to the valuation process, including but not limited to, the price at which recent equity was issued by the Company to independent third parties, actual and projected financial results, risks, prospects, economic and market conditions, and estimates of weighted average cost of capital. The Company believed the combination of these factors provided an appropriate estimate of the expected fair value of the Company and reflects the best estimate of the fair value of the Company’s common stock at each grant date. As a publicly held company, we now determine the fair value of the Company’s common stock based on the closing market price on the date of grant.

•        Expected Term — We estimate the expected term of our time-based awards to be the weighted average mid-point between the vesting date and the end of the contractual term. We use this method to estimate the expected term since we do not have sufficient historical exercise data.

•        Expected volatility — Given the limited market trading history as a publicly held company, and no public market for the Company’s shares prior to the Closing Date, the expected volatility rate is based on an average historical stock price volatility of comparable publicly-traded companies in the industry group.

•        Risk-free interest rate — The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected term of the option.

•        Expected dividend yield — The Company has not paid and does not expect to pay dividends. Consequently, the Company uses an expected dividend yield of zero.

Advertising and Television Costs

Advertising and Television Costs:    Costs for advertising are expensed when incurred and recorded as operating expenses. Total advertising expenses for fiscal years 2022 and 2021 were $3,942 and $3,576, respectively. Advertising expense is included within costs of revenues on the consolidated statement of operations. Television spending, including costs associated with bowling tournaments that are televised, are capitalized as prepaid costs and expensed at the time the event takes place.

Foreign Currency Translation

Foreign Currency Translation:    The Company’s financial statements are reported in U.S. dollars. Our foreign subsidiaries maintain their records in the currency of the country in which they operate.

Assets and liabilities of foreign subsidiaries are translated into U.S. dollars using rates of exchange at the balance sheet date. Translation adjustments are recorded in other comprehensive income (loss). Revenues and expenses are translated at rates of exchange in effect during the year. Transaction gains and losses are recorded in net income (loss).

Commitments and contingencies

Commitments and contingencies:    Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Business Interruption Insurance

Business Interruption Insurance:    The Company recognized $20,188 of business interruption insurance recoveries as other operating income in the consolidated statements of operations during fiscal year 2021, as a result of the insured claim resulting from the temporarily suspension of operations in compliance with local, state, and federal governmental restrictions to prevent the spread of the COVID-19.

Series A Preferred Stock

Series A Preferred Stock:    As part of the reverse recapitalization, the Company issued redeemable Preferred Stock that is classified in temporary equity as certain redemption provisions are not solely within the control of the Company. The pre-merger preferred stock was classified as temporary equity and settled at the merger date. Please refer to Note 15 — Common Stock, Preferred Stock and Stockholders’ Equity for more details.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders:    We compute net loss per share of Class A common stock and Class B common stock under the two-class method. Holders of Class A common stock and Class B common stock have equal rights to the earnings of the Company. Our participating securities include the redeemable convertible preferred stock that have a non-forfeitable right to dividends in the event that a dividend is paid on common stock, but do not participate in losses, and thus are not included in a two-class method in periods of loss. Since the Company has reported net losses for all periods presented, all potentially dilutive securities have been excluded from the calculation of the diluted net loss per share attributable to common stockholders as their effect is antidilutive and accordingly, basic and diluted net loss per share attributable to common stockholders is the same for all periods presented. Dilutive securities include convertible preferred stock, warrants, earnouts, stock options, and restricted stock units (“RSUs”). See Note 17 — Net Loss Per Share.

Earnouts

Earnouts:    Following the Closing Date, Isos and Bowlero equity holders at the effective time of the Business Combination have the contingent right to receive, in the aggregate, up to 22,361,278 shares of Class A common stock if, from the Closing Date until the fifth anniversary thereof, the reported closing trading price of the Class A common stock exceeds certain thresholds. As of the Closing Date, since earnouts are subject to change in control acceleration provisions, that result in settlement value not fully indexed to share price, all but 152,370 of the earnout shares are reported as a liability in the consolidated balance sheets. Changes in the value of earnouts are recorded as a non-operating item in the consolidated statements of operations. Those earnout shares not classified as a liability are classified as equity compensation to employees. The fair value of the earnout shares was estimated by utilizing a Monte-Carlo simulation model. Inputs that have a significant effect on the earnout shares valuation include the expected volatility, stock price, expected term, risk-free interest rate and the performance hurdles. The Company evaluated its earnouts under FASB Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Since these earnouts meet the definition of a derivative under ASC 815, the Company recorded these earnouts as long-term liabilities on the balance sheet at fair value upon the Closing Date, with subsequent changes in their respective fair values recognized in the consolidated statements of operations and comprehensive loss at each reporting date. See Note 13 — Earnouts and Note 14 — Fair Value of Financial Instruments for further information.

Warrants

Warrants:    Previously outstanding warrants consisted of public warrants and private warrants, including warrants issued by Isos which continued to exist following the Closing Date and warrants issued by the Company on the Closing Date. The outstanding warrants were accounted for as freestanding financial instruments and were classified as liabilities on the Company’s consolidated balance sheets. The estimated fair value of the warrants is described in Note 12 — Warrants. Changes in the value of warrants were recorded as a non-operating item in the statements of operations. The Company evaluated its warrants under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Since these warrants met the definition of a derivative under ASC 815, the Company recorded these warrants as long-term liabilities on the balance sheet at fair value upon the Closing Date, with subsequent changes in their respective fair values recognized in the consolidated statements of operations and comprehensive loss at each reporting date. The Company completed the redemption of all outstanding publicly traded and privately held warrants on May 16, 2022.

Emerging Growth Company Status

Emerging Growth Company Status:    The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the JOBS Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act and reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards:    In April 2020, the FASB issued interpretive guidance (Accounting for Lease Concessions Related to the Effects of the COVID-19 Pandemic) in response to the COVID-19 pandemic. The guidance permits entities to elect to not evaluate whether lease-related relief that lessors provide to mitigate the economic effects of COVID-19 on lessees is a lease modification under Accounting Standards Codification (ASC) 840. This election is available for concessions related to the effects of the COVID-19 pandemic that do not result in a substantial increase in the rights of the lessor or our obligations as the lessee, i.e. the total payments required by the modified contract are substantially the same or less than the total payments required by the original contract. The FASB staff expects that reasonable judgement will be exercised in making those determinations and expects that there will be multiple ways to account for those deferrals, none of which the staff believes are more preferable than the others. Two of those methods include:

a.      Account for the concessions as if no changes to the lease were made. Under that method, a lessor would increase its lease receivable, and a lessee would increase its liabilities as receivables/payments accrue. In its income statement, a lessor would continue to recognize income, and a lessee would continue to recognize expense during the deferral period.

b.      Account for the deferred payments as variable lease payments.

In certain circumstances, the Company adopted option (a) for deferrals of rental payments and option (b) for abatements.

Recently Issued Accounting Standards

Recently Issued Accounting Standards:    In February 2016, the FASB issued ASU No. 2016-02, Leases (“Topic 842”). Following ASU 2016-02, the FASB issued subsequent guidance and amendments including ASU 2017-13, 2018-01, 2018-11, 2018-20, 2019-01, and 2020-05 (collectively, including ASU 2016-02, “Topic 842”). Topic 842 will replace the guidance in Topic 840. The main objectives are to increase transparency and comparability among organizations by recognizing right-of-use assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The right-of-use asset reflects the lessee’s right to direct the use of and obtain substantially all the economic benefits from that asset over the lease term, and it will be based on the lease liability at commencement, subject to certain adjustments such as accrued rent, lease incentives, lease intangibles, initial direct costs and prepaid rent. The lease liability reflects the obligation to make payments for the right to use that asset, which is the present value of future payments. Operating leases will remain being expensed on the straight-line basis of the lease, and finance leases will retain their front-loaded expense pattern, similar to current capital leases.

As a result of ASU 2020-05, Topic 842 will be effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. The Company has not adopted Topic 842, which be effective for the Company for its fiscal year ending 2023. We are currently evaluating our lease population, current processes, internal controls, and timeline required for adoption. Additionally, we are still evaluating the practical expedients and the methods of adoption that we will use when adopting the new standard. Although management continues to evaluate the effect on the Company’s consolidated financial statements and disclosures, management currently estimates total operating lease assets and liabilities will increase approximately $430,000 to $530,000, respectively, upon adoption based on the lease population as of July 3, 2022. The Company estimates that this standard will result in a material impact to our balance sheet from the recognition of right of use assets and liabilities. We do not believe the adoption of this standard will have a material impact on our statement of operations or cash flows.